Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 3,200,645	$ 459,744	¥ 2,863,531	¥ 1,994,459
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	106,941	15,361	90,270	81,915
Amortization of intangible assets	11,662	1,675	11,623	6,923
Non-cash lease expense	122,427	17,586
Loss on disposal of property and equipment	83	12	789	2,909
Provision for doubtful accounts	36,676	5,268	2,215	1,110
Loss/(earnings) from equity method investments	(685)	(98)	(24,702)	10,571
Fair value change of short-term investments	20,662	2,968	(29,730)	(29,042)
Write-down of inventories and prepayment for vehicle purchase cost		0		1,483
Fair value change of other non-current assets	5,442	782	11,017	0
Interest income of convertible bond	(70,889)	(10,183)	(36,172)
Share-based compensation	204,008	29,304	202,325	177,786
Deferred income taxes	144,963	20,823	102,111	12,279
Changes in operating assets and liabilities:
Accounts receivable	(479,538)	(68,881)	(904,313)	(688,923)
Amounts due from related parties, current	4,546	653	(9,545)	(4,051)
Prepaid expenses and other current assets	(50,995)	(7,325)	(62,813)	191,348
Inventories				94,134
Amounts due from related parties, non-current	(2,468)	(355)	8,915	(10,147)
Other non-current assets	(186,591)	(26,803)	(3,580)	16,386
Accrued expenses and other payables	(22,630)	(3,251)	807,333	425,306
Advance from customers	20,619	2,962	4,563	(5,428)
Notes payable				(31,063)
Deferred revenue	(139,773)	(20,077)	101,241	397,342
Income tax payable	(73,721)	(10,589)	(25,169)	(172,398)
Amounts due to related parties	16,519	2,373	9,583	(6,345)
Other liabilities	21,466	3,083	(8,054)	(2,855)
Net cash generated from operating activities	2,889,369	415,032	3,111,438	2,463,699
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(204,113)	(29,319)	(113,796)	(86,422)
Proceeds from disposal of property and equipment	621	89	665	811
Acquisition of intangible assets			(104)	(21,100)
Purchase of long-term investments				(30,000)
Purchase of convertible bond			(643,496)
Proceeds from disposal of long-term investments			51,500	57,500
Purchase of short-term investments	(42,660,267)	(6,127,764)	(54,532,940)	(19,613,774)
Maturity of short-term investments	41,695,492	5,989,183	51,936,932	14,779,158
Net cash used in investing activities	(1,168,267)	(167,811)	(3,301,239)	(4,913,827)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	68,676	9,865	51,811	61,070
Payment of dividends			(595,779)
Net cash generated from/(used in) financing activities	68,676	9,865	(543,968)	61,070
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(13,250)	(1,904)	39,151	(2,584)
Net (decrease)/increase in cash and cash equivalents and restricted cash	1,776,528	255,182	(694,618)	(2,391,642)
Cash and cash equivalents and restricted cash at beginning of year	216,970	31,166	911,588	3,303,230
Cash and cash equivalents and restricted cash at end of year	1,993,498	286,348	216,970	911,588
Supplemental disclosures of cash flow information:
Income taxes paid	430,308	61,810	362,835	430,136
Purchase of fixed assets included in accrued expenses and other payables	20,382	2,928	¥ 27,132	6,303
Dividends declared but not paid				¥ 595,779
Cash paid for amounts included in the measurement of operating lease liabilities	132,096	18,974
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	¥ 54,315	$ 7,802